TrueShares Structured Outcome (October) ETF
Schedule of Investments
as of March 31, 2024 (Unaudited)

PURCHASED OPTIONS - 17.0%(a)(b)	Notional Amount	Contracts	Value
Call Options - 17.0%			$–
SPDR S&P 500 ETF, Expiration: 09/30/2024; Exercise Price: $427.48	$3,295,341	63	$677,932
TOTAL PURCHASED OPTIONS (Cost $248,379)			$677,932

SHORT-TERM INVESTMENTS - 83.3%
Money Market Funds - 0.2%		Shares
First American Treasury Obligations Fund - Class X, 5.22%(c)		7,738	7,738
U.S. Treasury Bills - 83.1%		Par
5.31%, 09/05/2024(d)		$3,379,000	3,303,639
TOTAL SHORT-TERM INVESTMENTS (Cost $3,311,326)			3,311,377

TOTAL INVESTMENTS - 100.3% (Cost $3,559,705)			$3,989,309
Liabilities in Excess of Other Assets - (0.3)%			(15,755)
TOTAL NET ASSETS - 100.0%			$3,973,554

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(d)	The rate shown is the effective yield as of March 31, 2024.

TrueShares Structured Outcome (October) ETF
Schedule of Options Written
as of March 31, 2024 (Unaudited)

OPTIONS WRITTEN - (0.3)% (a)(b)	Notional Amount	Contracts	Value
Put Options - (0.3)%
SPDR S&P 500 ETF, Expiration: 09/30/2024; Exercise Price: $384.73	$4,603,016	88	$13,823
TOTAL OPTIONS WRITTEN (Premiums received $107,693)			$13,823

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

TrueShares Structured Outcome (October) ETF
	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$677,932	$–	$677,932
Money Market Funds	7,738	–	–	7,738
U.S. Treasury Bills	–	3,303,639	–	3,303,639
Total Assets	$7,738	$3,981,571	$–	$3,989,309

Liabilities:
Options Written	$–	$13,823	$–	$13,823
Total Liabilities	$–	$13,823	$–	$13,823

Refer to the Schedule of Investments for industry classifications.